SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Long-term investment and Goodwill (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Impairment loss of equity securities without readily determinable fair value	¥ 2,056	$ 318	¥ 0	¥ 282,076	$ 43,230	¥ 154,898	¥ 23,140
Impairment losses on equity method investment	0		30,322	179,193	27,463	22,830	0
Impairment losses on held-to-maturity and availableforsale investments	0		0	1,221		0	0
Balances of held-to-maturity securities	33,079			33,079		15,200	0
Goodwill impairment	¥ 0		¥ 50,291	¥ 50,291	$ 7,707	¥ 6,191	¥ 0
Minimum
Ownership interest, voting right	20.00%	20.00%
Maximum
Ownership interest, voting right	50.00%	50.00%